Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2020
Statement [Line Items]
Summary of Detailed Information of Operating Income
3.1 Operating income
The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in thousands of euros)	06/30/2019 (6 months)	06/30/2020 (6 months)
Research Tax Credit	2,016	1,674
Subsidies	—	15
Revenues from licenses or other contracts	950	160

Total	2,965	1,849

Summary of Breakdown of Plan

Plan name	Amount in P&L in thousands of euros for the six months ended June 30, 2019	of which employees	of which executive officers and executive committee	of which board members
AGA	385	180	205	—
BSA	114	—	—	114
SO	250	157	93	—
Total IFRS 2 expenses	749	337	298	114

Plan name	Amount in P&L in thousands of euros for the six months ended June 30, 2020	of which employees	of which executive officers and executive committee	of which board members
AGA	167	120	47	—
BSA	29	—	—	29
SO	189	46	142	—
Total IFRS 2 expenses	384	166	189	29

Basic Earnings (Loss) Per Share and Diluted Earnings (Loss) Per Share
3.5 Basic earnings per share and diluted earnings (loss) per share

	06/30/2019 (6 months)	06/30/2020 (6 months)
Net loss (in thousand of euros)	(29,286)	(34,962)
Weighted number of shares for the period (1)	17,937,535	17,942,117
Basic loss per share (€/share)	(1.63)	(1.95)
Diluted loss per share (€/share)	(1.63)	(1.95)

(1)	after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).

Summary of Financial income (loss)

3.4 Financial income (loss)

(amounts in €‘000)	06/30/2019 (6 months)	06/30/2020 (6 months)
Income from short term deposits	2	3
Other financial income	1,263	669
Financial income	1,265	672
Financial expenses on lease liability	(158)	(178)
Interest expense related to borrowings	(123)	(54)
Other financial expenses	(24)	(33)
Financial expenses	(305)	(265)
Financial income (loss)	960	407

SO plan [member]
Statement [Line Items]
Summary of Subscription Warrants
The main assumptions used to determine the fair value of the plans granted during the first half of 2020 are:

Grant in February 2020
Number of warrants	41,950 SO 2019
Exercise price	€5.87
Price of the underlying share	€5.51
Expected dividends	0.00%
Volatility (1)	41.35%
Expected term	T1 : 6 years T2 : 6.5 years
Fair value of the plan (in thousands of euros)	84

(1)	based on the historical volatility observed on the ERYP index on Euronext.

AGA Plan [member]
Statement [Line Items]
Summary of Free Shares
The main assumptions used to determine the fair value of the plans granted during the first half of 2020 are:

Grant in February 2020
Number of shares	50,037 AGA 2019
Price of the underlying share	€5.51
Expected dividends	0.00%
Volatility (1)	38.55%
Repo margin	5.00%
Maturity	5 years
Performance criteria	(2)
Fair value of the plan (in thousands of euros)	133

(1)	based on the historical volatility observed on the ERYP index on Euronext.
(2)	performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date

•	ERYP: maximum between the share price the day before the grant date and the average price of the 20-quoted market share price days before the grant date discounted by 5%, ie €5.87,

•	ERYPi: maximum between the share price at the acquisition date and the average price of the 20-quoted market share price days before the grant date discounted by 5%,

•	Tri: (ERYPi - ERYP2019) / (ERYP2019 x (PM – 1)) with PM = 2.17

•	If TRi <=0 % no shares granted are acquired

•	If Tri>100% all the shares granted are acquired

•	If 0%<TRi<100% shares granted are acquired following the TRi percentage

Research And Development Expenses [Member]
Statement [Line Items]
Summary of Operating Expense by Nature
3.2.1 Research and development expenses

For the six months ended June 30, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	786	3,368	4,154
Rental and maintenance	107	222	329
Services, subcontracting and fees	1,610	9,002	10,611
Personnel expenses	1,623	5,657	7,280
Depreciation, amortization & provision	62	228	290
Other	30	24	54

Total	4,218	18,500	22,718

For the six months ended June 30, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Consumables	62	2,699	2,761
Rental and maintenance	53	597	650
Services, subcontracting and fees	457	14,713	15,170
Personnel expenses	1,356	6,787	8,143
Depreciation, amortization & provision	106	1,991	2,097
Other	7	17	24

Total	2,041	26,805	28,846

Summary of Personal Expenses
3.3.1 Research and development expenses

For the six months ended June 30, 2019 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	1,077	4,139	5,216
Share-based payments (employees and executives)	116	257	374
Social security expenses	430	1,260	1,690

Total personnel expenses	1,623	5,657	7,280

For the six months ended June 30, 2020 (amounts in thousands of euros)	R&D	Clinical studies	Total
Wages and salaries	962	5,033	5,995
Share-based payments (employees and executives)	(38)	185	148
Social security expenses	431	1,569	2,000

Total personnel expenses	1,356	6,787	8,143

General And Administrative Expenses [Member]
Statement [Line Items]
Summary of Operating Expense by Nature
3.2.2 General and administrative expenses

(amounts in thousands of euros)	06/30/2019 (6 months)	06/30/2020 (6 months)
Consumables	303	89
Rental and maintenance	743	483
Services, subcontracting and fees	4,947	3,433
Personnel expenses	3,333	3,635
Depreciation, amortization & provision	855	341
Other	312	392

Total	10,493	8,372

Summary of Personal Expenses
3.3.2 General and administrative expenses

(amounts in thousands of euros)	06/30/2019 (6 months)	06/30/2020 (6 months)
Wages and salaries	2,332	2,482
Share-based payments (employees and executives)	262	179
Social security expenses	739	974

Total personnel expenses	3,333	3,635